SA U.S. Fixed Income Fund
SA U.S. Fixed Income Fund

SA FUNDS – INVESTMENT TRUST

SA U.S. Fixed Income Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA U.S. Fixed Income Fund	66	207	361	841

You should retain this Supplement for future reference.
SA U.S. Core Market Fund
SA U.S. Core Market Fund

SA FUNDS – INVESTMENT TRUST

SA U.S. Core Market Fund

Supplement dated December 4, 2013 to the

Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA U.S. Core Market Fund	104	324	563	1,253

You should retain this Supplement for future reference.
SA U.S. Value Fund
SA U.S. Value Fund

SA FUNDS – INVESTMENT TRUST

SA U.S. Value Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA U.S. Value Fund	107	334	579	1,293

You should retain this Supplement for future reference.
SA U.S. Small Company Fund
SA U.S. Small Company Fund

SA FUNDS – INVESTMENT TRUST

SA U.S. Small Company Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA U.S. Small Company Fund	122	381	660	1,504

You should retain this Supplement for future reference.
SA International Small Company Fund
SA International Small Company Fund

SA FUNDS – INVESTMENT TRUST

SA International Small Company Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA International Small Company Fund	169	523	901	1,970

You should retain this Supplement for future reference.
SA Emerging Markets Value Fund
SA Emerging Markets Value Fund

SA FUNDS – INVESTMENT TRUST

SA Emerging Markets Value Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA Emerging Markets Value Fund	148	459	793	1,879

You should retain this Supplement for future reference.
SA Real Estate Securities Fund
SA Real Estate Securities Fund

SA FUNDS – INVESTMENT TRUST

SA Real Estate Securities Fund

Supplement dated December 4, 2013 to the
Prospectus dated October 29, 2013

This Supplement amends information in the Prospectus of the SA Funds – Investment Trust (“Trust”) dated October 29, 2013. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

The expense examples in the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 11, 14, 17, 24, 28 and 31 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SA Real Estate Securities Fund	102	318	552	1,316

You should retain this Supplement for future reference.